John Hancock Municipal Opportunities Fund Expense Example - Classes A C I and R6 [Member] - John Hancock Municipal Opportunities Fund	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 473
Expense Example, with Redemption, 3 Years	654
Expense Example, with Redemption, 5 Years	851
Expense Example, with Redemption, 10 Years	1,418
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	252
Expense Example, with Redemption, 3 Years	498
Expense Example, with Redemption, 5 Years	869
Expense Example, with Redemption, 10 Years	1,710
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	196
Expense Example, with Redemption, 5 Years	343
Expense Example, with Redemption, 10 Years	771
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	304
Expense Example, with Redemption, 10 Years	$ 686